Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (10,113,000)	$ 3,337,000	$ 7,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	$ 2,060,000	$ 2,171,000	2,587,000
Loss on disposal of fixed assets			867,000
Impairment losses	$ 1,595,000		1,708,000
Deferred tax expense (benefit)	(2,383,000)	$ 164,000	(1,439,000)
Share based compensation expense	270,000	308,000	380,000
Provision for doubtful debts, net	74,000	180,000	54,000
Revaluation of liabilities and interest expense on liabilities to the OCS	(919,000)	522,000	(3,701,000)
Changes in operating assets and liabilities:
Trade accounts receivable, net	(4,531,000)	5,173,000	(3,827,000)
Inventories	(4,021,000)	(5,908,000)	5,454,000
Due from affiliated companies	(58,000)	(268,000)	158,000
Other assets	770,000	(478,000)	262,000
Trade accounts payable	2,322,000	1,737,000	143,000
Other current liabilities	1,951,000	$ (987,000)	$ 1,852,000
Liability in respect of litigation	14,600,000
Liability for employee severance benefits, net	(88,000)	$ 2,000	$ 148,000
Net cash provided by operating activities	1,529,000	5,953,000	4,653,000
Cash flows from investing activities:
Repayment of (investment in) short-term deposits	1,461,000	(2,607,000)	1,160,000
Purchase of fixed assets	(1,786,000)	(563,000)	(1,857,000)
Purchase of intangible assets	(118,000)	(154,000)	(142,000)
Net cash used in investing activities	(443,000)	(3,324,000)	(839,000)
Cash flows from financing activities:
Repayment of contingent liability (see Note 1B)	(169,000)	(268,000)	(640,000)
Payment to OCS	$ (37,000)	$ (181,000)	(267,000)
Repayment of loans			$ (6,252,000)
Share issuance, net	$ 11,904,000
Proceeds from exercise of share options and RSUs	34,000	$ 191,000	$ 1,172,000
Net cash provided by (used in) financing activities	11,732,000	(258,000)	(5,987,000)
Effect of exchange rate changes on cash	(205,000)	(646,000)	(199,000)
Net (decrease) increase in cash and cash equivalents	12,613,000	1,725,000	(2,372,000)
Cash and cash equivalents at beginning of the year	18,220,000	16,495,000	18,867,000
Cash and cash equivalents at end of the year	$ 30,833,000	$ 18,220,000	16,495,000
Supplementary cash flows information:
Interest paid			131,000
Income taxes	$ 523,000	$ 575,000	$ 250,000